Goodwill And Other Intangible Assets (Net Goodwill Balances By Reportable Segments) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Net Goodwill	$ 787	$ 838	$ 1,117
Powertrain [Member]
Goodwill [Line Items]
Net Goodwill	480	467
Vehicle Components Solutions [Member]
Goodwill [Line Items]
Net Goodwill	$ 307	$ 371